May 21, 2008

Via EDGAR and FedEx

Securities and Exchange Commission

100 F Street NE

Mail Stop 7010

Washington, D.C. 20549-7010

Attn: H. Roger Schwall, Division of Corporation Finance

Re:	Gastar Exploration Ltd.
Registration Statement on Form S-4
Filed April 10, 2008
File No. 333-150181

Dear Mr. Schwall:

Gastar Exploration Ltd. (the “Company”) is filing today, via EDGAR, Amendment No. 1 (“Amendment No. 1”) to the above referenced registration statement on Form S-4 (the “Registration Statement”).

Set forth below are the Company’s responses to the comments contained in the letter from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated May 6, 2008. For your convenience, the exact text of the comments provided by the Staff has been included in bold face type preceding each response in the order presented in the comment letter. Each response below has been prepared and is being provided by the Company, which has authorized us to respond to the Staff’s comments on its behalf.

General

1.	Prior to effectiveness, please provide us with a supplemental letter stating that you are registering the exchange offer in reliance on the staff’s position enunciated in the Exxon Capital Holdings Corporation (May 13, 1988), Shearman & Sterling (July 2, 1993) and Morgan Stanley & Co. Incorporated (June 5, 1991) no-action letters. Also include the supplemental representations contained in the Morgan Stanley and Shearman & Sterling no-action letters.

Response: We have filed the supplemental letter with the Staff as correspondence.

Exhibit 5.1, Opinion of Counsel

2.	We note the limitations that appear in the penultimate paragraph. Please obtain and file an opinion that excludes neither the laws of Alberta, Canada nor those of the State of Michigan.

Securities and Exchange Commission

May 21, 2008

Response: We have revised our 5.1 opinion to include the laws of Alberta, Canada and the State of Michigan.

Please direct any questions that you have with respect to the foregoing or with respect to Amendment No. 1 to James M. Prince at (713) 758-3710 or James W. McLaughlin at (713) 758-3482.

Very truly yours, VINSON & ELKINS LLP

By:	/s/ Vinson & Elkins LLP

Enclosures

Cc:	Sean Donahue, Securities and Exchange Commission
Timothy Levenberg, Securities and Exchange Commission
Michael A. Gerlich, Gastar Exploration, Ltd.